Label	Element	Value
DREYFUS NEW YORK MUNICIPAL CASH MANAGEMENT
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000878734_SupplementTextBlock	November 30, 2015 DREYFUS NEW YORK MUNICIPAL CASH MANAGEMENT Supplement to Prospectus dated June 1, 2015, As Revised November 30, 2015 Dreyfus New York Municipal Cash Management
Risk/Return [Heading]	rr_RiskReturnHeading	DREYFUS NEW YORK MUNICIPAL CASH MANAGEMENT
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Until January 1, 2016, notwithstanding any contrary information contained in the prospectus, the fund will normally invest substantially all of its net assets in short-term, high quality municipal obligations that provide income exempt from federal, New York state and New York city income taxes.  Thereafter, the fund will normally invest at least 80% of its net assets, plus any borrowings for investment purposes, in such municipal obligations, and may invest a portion of its assets in municipal obligations that do not pay income exempt from New York state and New York city income taxes.